Financial risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 1,692,162	$ 1,351,577
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 130,600	76,000
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 76,691	106,709
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 800	1,100
Unsecured notes | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	1,535,662	1,189,976
Egypt limited recourse debt facilities | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	75,165	101,226
Other limited recourse debt facilities | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	156,500	161,601
Other limited recourse debt facilities | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 1,526	$ 5,483